Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies [Abstract]
Minimum Future Rental Payments
As of December 31, 2016, minimum future rental payments under such non-cancelable operating leases are as follows:

Year Ending December 31,	U.S. Dollars

2017	1,422
2018	1,156
2019	677
Thereafter	456

3,711

Allowance For Doubtful Accounts
The following is a summary of the allowance for doubtful accounts related to accounts receivable for the years ended December 31:

	Balance at				Balance at
	beginning		Reversal of	Write-off of	end of
	of period	Provision	provision	provision	period
	U.S. Dollars
2014	1,361	344	(164)	(15)	1,526
2015	1,526	215	(141)	(8)	1,592
2016	1,592	158	(392)	-	1,358